Goodwill, Intangible Assets and Acquisitions - Intangible assets arising from acquisitions (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Goodwill, Intangible Assets and Acquisitions
Cost	$ 159,939	$ 169,073
Accumulated Amortization	(55,125)	(44,001)
Intangible assets, net	104,814	125,072
Game related
Goodwill, Intangible Assets and Acquisitions
Cost	132,758	140,328
Accumulated Amortization	(38,842)	(30,029)
Intangible assets, net	93,916	110,299
Technology
Goodwill, Intangible Assets and Acquisitions
Cost	2,655	2,808
Accumulated Amortization	(2,539)	(2,596)
Intangible assets, net	116	212
Trademark and Domain name
Goodwill, Intangible Assets and Acquisitions
Cost	12,191	12,892
Accumulated Amortization	(5,001)	(4,280)
Intangible assets, net	7,190	8,612
Others
Goodwill, Intangible Assets and Acquisitions
Cost	12,335	13,045
Accumulated Amortization	(8,743)	(7,096)
Intangible assets, net	$ 3,592	$ 5,949